Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment Profit or Loss used by the CODM, Adjusted EBITDA	The table includes the measure of segment profit or loss used by the CODM, Adjusted EBITDA, as well as significant segment expenses regularly reviewed by the CODM:
	Year ended December 31,
	2025	2024	2023

Revenues	$(1,026)	$(768)	$(1,470)
Cost of revenues	1,828	1,553	1,508
Gross Margin ($)	(802)	(785)	(38)

Operating Expenses:
Research and development, net	28,411	25,407	25,245
Sales and marketing	3,445	3,046	2,966
General and administrative	5,889	6,160	5,275
Total operating expenses	37,745	34,613	33,486

Stock-based compensation	9,658	14,255	13,361

Operating loss	(48,205)	(49,653)	(46,885)

Financial income, net	(1,784)	(336)	(3,385)

Net loss	(46,421)	(49,317)	(43,500)

Adjusted EBITDA	$(37,861)	$(33,272)	$(32,473)
	Year ended December 31,
	2025	2024	2023

GAAP net loss attributable to ordinary shareholders	$(46,421)	$(49,317)	$(43,500)
Add:
Financial income, net	(1,784)	(336)	(3,385)
Depreciation	538	585	557
Share-based compensation	9,142	14,542	13,012
Warrants to service providers	664	1,186	629
Non-recurring expenses related to ATM	-	68	214

Adjusted EBITDA	$(37,861)	$(33,272)	$(32,473)